LEASES	12 Months Ended
Mar. 31, 2024
LEASES
LEASES

NOTE 12 — LEASES

(a) Lessee

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries, entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. The Management believes that all the leases are operating leases.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31,	March 31,
	2024	2023
Operating lease right-of-use lease assets	$346,995	$443,238

Operating lease liabilities – current	$248,562	$286,906
Operating lease liabilities – non-current	186,833	195,010
Total operating lease liabilities	$435,395	$481,916

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024 and 2023:

	March 31,	March 31,
	2024	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.02	3.42
Weighted average discount rate	4.38%	4.65%

During the years ended March 31, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $274,707, $260,561 and $279,397, respectively.

As of March 31, 2024, future minimum lease payments under non-cancelable operating lease agreement are as follows:

2025	$258,820
2026	80,743
2027	63,193
2028	10,468
2029	10,966
Thereafter	38,382
Total lease payments	462,572
Less: imputed interest	(27,177)
Total	$435,395

(b) Lessor

The components of lease income are as follows:

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2024	2023	2022
Revenue from sales type leases	Sales of equipment	$45,411	$112,908	$165,101
Financing income on lease receivables	Financing	12,019	12,935	13,362
Lease income - operating leases	Leasing of equipment	911,140	627,347	986,252
Variable lease income	Leasing of equipment	323,180	482,493	500,381
Revenue from maintenance services	Maintenance services	106,745	113,582	235,248
Total lease income		$1,398,495	$1,349,265	$1,900,344

Profit at lease commencement on sales type leases was estimated to be approximately $10,000, $15,000 and $46,000 for the years ended March 31, 2024, 2023 and 2022, respectively.